UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 96,807,261	$ 13,598,435	¥ 36,523,995
Accounts receivable, net	298,376	41,913	2,712,845
Prepaid expenses and other current assets	29,433,191	4,134,456	27,402,834
Total current assets	126,538,828	17,774,804	66,639,674
Long-term investments			38,000,000
Property and equipment, net	33,808,663	4,749,075	38,698,086
Intangible assets, net	34,491,667	4,845,016	46,236,111
Goodwill	196,289,492	27,572,621	196,289,492
Other non-current assets	34,606,874	4,861,199	35,156,141
Right-of-use assets	35,214,706	4,946,580	35,907,761
Deferred income tax assets	1,581,981	222,220
Total assets	462,532,211	64,971,515	456,927,265
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB117,920 and RMB69,988 as of December 31, 2024 and September 30, 2025, respectively)	45,416,644	6,379,639	56,372,960
Short-term loan	32,063,829	4,503,979
Lease liabilities-current	16,238,233	2,280,971	18,085,643
Deferred revenues	292,413,743	41,075,115	280,036,806
Total current liabilities	386,132,449	54,239,704	354,495,409
Lease liabilities-non-current	17,579,017	2,469,310	17,120,842
Deferred income tax liabilities			5,664,822
Total liabilities	403,711,466	56,709,014	377,281,073
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 64,581,140 and 64,505,252 shares as of December 31, 2024 and September 30, 2025, respectively Outstanding: 63,249,096 and 63,509,024 shares as of December 31, 2024 and September 30, 2025, respectively	4,764,603	669,280	4,755,623
Treasury shares-585,358 common shares as of December 31, 2024 and September 30, 2025, at cost	(8,201,046)	(1,151,994)	(8,201,046)
Additional paid-in capital	548,711,589	77,077,060	547,915,003
Accumulated other comprehensive loss	(36,839,527)	(5,174,818)	(36,952,183)
Accumulated deficit	(449,550,590)	(63,147,997)	(427,806,949)
Total shareholders' equity attributable to ATA Creativity Global	58,885,029	8,271,531	79,710,448
Non-controlling interests	(64,284)	(9,030)	(64,256)
Total shareholders' equity	58,820,745	8,262,501	79,646,192
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 462,532,211	$ 64,971,515	¥ 456,927,265